Borrowings - Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 1,304,914
Fair value of bank facilities	$ 1,304,914
Average
Borrowings Repayment Schedule
Interest rate	3.10%	4.50%
Not later than one year
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 109,673
Later than one year and not later than three years
Borrowings Repayment Schedule
Principal repayments of the borrowings	219,347
Later than three years and not later than five years
Borrowings Repayment Schedule
Principal repayments of the borrowings	752,791
Later than five years
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 223,103